Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ETC 6 Meridian Low Beta Equity Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	1.22%	13.71%	2.39%	(7.42%)	19.98%
ETC 6 Meridian Mega Cap Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	15.63%	22.50%	11.92%	(5.61%)	24.11%
ETC 6 Meridian Small Cap Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	4.56%	5.85%	14.96%	(18.52%)	40.17%
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	9.34%	11.92%	4.86%	7.13%	18.51%
ETC 6 Meridian Quality Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	4.28%	18.77%	28.30%	(23.89%)
Range Nuclear Renaissance Index ETF
Prospectus [Line Items]
Annual Return [Percent]	56.75%
Range Global Coal Index ETF
Prospectus [Line Items]
Annual Return [Percent]	12.63%